Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2014
Loss Contingencies [Line Items]
Rental expenses operating lease		$ 5.1	$ 2.9	$ 3.6
Sublease income		2.2	1.3
Gain loss on termination of operating lease				1.1
Barclays Bank Plc [Member]
Loss Contingencies [Line Items]
Letter of credit outstanding		40.6
Barclays Bank Plc [Member] | Letter of Credit [Member]
Loss Contingencies [Line Items]
Interest expenses on bank letter of credit		0.8	$ 0.8	$ 0.7
Couchmans LLP Settlement [Member]
Loss Contingencies [Line Items]
Litigation amount payable					$ 1.4
Litigation amount payments	$ 0.1
Long Term Purchase Obligation Related To Cloud Based Hosting [Member]
Loss Contingencies [Line Items]
Total purchase commitments		28.3
Long Term Purchase Obligation Related To Cloud Based Hosting [Member] | February 2023 [Member] | Barclays Bank Plc [Member]
Loss Contingencies [Line Items]
Total purchase commitments		$ 14.9